BUSINESS AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of cash received

Instrument Issued	Date	Amount

Series F and F-1 Preferred Stock	October 19, 2018	$30.0 million
Series F Preferred Stock	November 20, 2018	$5.0 million
Issued in 2018		$35.0 million

Series F Preferred Stock	September 20, 2019	$8.0 million
Issued in 2019		$8.0 million

Series G Preferred Stock	various	$22.0 million
Series H Preferred Stock	various	$10.4 million
Issued in 2020		$32.4 million